Stock-Based Compensation (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Stock Based Compensation [Line Items]
Unvested balance, Number of Shares	0		0		0
Granted, Number of Shares	95,000		50,000		194,805
Vested, Number of Shares			(50,000)	[1]	(194,805)
Unvested balance, Number of Shares			0		0
Unvested balance, Weighted Average Fair Value at Grant Date	$ 0		$ 0		$ 0
Granted, Weighted Average Fair Value at Grant Date	$ 1.21		$ 1.97		$ 0.92
Vested, Weighted Average Fair Value at Grant Date			$ 1.97	[1]	$ 0.92
Unvested balance, Weighted Average Fair Value at Grant Date			$ 0		$ 0
Granted, Weighted Average Remaining Contractual Life (in years)			0 years		0 years
Vested, Weighted Average Remaining Contractual Life (in years)			0 years	[1]	0 years
Unvested balance, Weighted Average Remaining Contractual Life (in years)			0 years		0 years
Restricted Stock [Member]
Stock Based Compensation [Line Items]
Unvested balance, Number of Shares	0
Granted, Number of Shares	95,000
Vested, Number of Shares	(40,000)	[2]
Unvested balance, Number of Shares	55,000
Unvested balance, Weighted Average Fair Value at Grant Date	$ 0
Granted, Weighted Average Fair Value at Grant Date	$ 1.21
Vested, Weighted Average Fair Value at Grant Date	$ 1.21	[2]
Unvested balance, Weighted Average Fair Value at Grant Date	$ 1.21
Granted, Weighted Average Remaining Contractual Life (in years)	1 year 3 months 29 days
Vested, Weighted Average Remaining Contractual Life (in years)	3 months 22 days	[2]
Unvested balance, Weighted Average Remaining Contractual Life (in years)	1 year 3 months 29 days

[1]	Vested shares included 50,000 shares of restricted common stock issued in the year ended December 31, 2013 for which final vesting of 32,500 shares of restricted common stock was approved by the Company’s compensation committee in March 2014.
[2]	Vested shares included 25,000 shares of restricted common stock issued in 2014 for which final vesting is subject to the approval of Company’s compensation committee.